Financial Risk Management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Parenthetical) (Details) - Interest Rate Risk		9 Months Ended	12 Months Ended
	Jul. 01, 2020	Mar. 31, 2021	Jun. 30, 2020
Disclosure of Financial Risk Management [Line Items]
Interest rate	0.03%	0.00%
USD
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease		10.00%	10.00%
AUD
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease		10.00%	10.00%